AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 21, 2005
SECURITIES ACT FILE NO. 33-12213
INVESTMENT COMPANY ACT FILE NO. 811-05037

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 208	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 209	[X]

(Check Appropriate Box or Boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)
(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94015-3441

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b).
[X] on July 29, 2005 pursuant to paragraph (b).
[   ] 60 days after filing pursuant to paragraph (a)(1).
[   ] on  _________________ pursuant to paragraph (a)(1).
[   ] 75 days after filing pursuant to paragraph (a)(2).
[   ] on  ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 194 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 25, 2005 and pursuant to Rule 485(a)(1) would become effective on July 24, 2005.

This Post-Effective Amendment No. 208 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 208 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of July 2005.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 21, 2005.

Signature	Title
Steven J. Paggioli*
Steven J. Paggioli Trustee

Dorothy A. Berry*
Dorothy A. Berry Trustee

Wallace L. Cook*
Wallace L. Cook Trustee

Carl A. Froebel*
Carl A. Froebel Trustee

Rowley W. P. Redington*
Rowley W. P. Redington Trustee

Robert M. Slotky*
Robert M. Slotky President

Eric W. Falkeis*
Eric W. Falkeis Treasurer and Principal Financial and Accounting Officer

* By /s/ Eric W. Falkeis
  Eric W. Falkeis
Attorney-in-Fact pursuant to Power of Attorney